UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                   FORM N-CSR
  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act File Number 811-8122
                                                    --------

                             The Aquinas Funds, Inc.

                             5310 Harvest Hill Road
                                   Suite 248
                              Dallas, Texas 75230
                              -------------------
                    (Address of principal executive offices)

                       Aquinas Investment Advisers, Inc.
                             5310 Harvest Hill Road
                                   Suite 248
                              Dallas, Texas 75230
                              -------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (972) 233-6655
                                                          --------------
                     Date of fiscal year end: December 31
                                              -----------
                   Date of reporting period: June 30, 2003
                                             -------------


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ITEM 1.  REPORTS TO STOCKHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)



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                                 AQUINAS FUNDS

                              -------------------
                               SEMI-ANNUAL REPORT
                              -------------------

                            THE AQUINAS FUNDS, INC.
                                 1-800-423-6369

                              -------------------
                                 June 30, 2003
                              -------------------

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DEAR SHAREHOLDER:                                                    JUNE 2003

The dramatic upward movement of the stock market is the key highlight of the first half of 2003. In fact, most of the recovery took place in the second quarter of the year. It happened quickly; and, this is the reason that we recommend that people remain invested in the market instead of trying to time the market. All of the Aquinas Funds have positive returns for the first six months of 2003. We will discuss the financial results in more detail at a later point in this letter.

Beginning in 2003, the Securities Exchange Commission (SEC) will be requiring all mutual funds and investment advisers to disclose their proxy voting guidelines and their proxy voting records on resolutions upon which the shareholders vote. We think this is a wonderful rule and are very happy to discuss our proxy voting guidelines in this letter. Aquinas Investment Advisers, Inc., the Adviser to the Aquinas Funds, and the Aquinas Funds share identical proxy voting guidelines. In our prospectus, we disclose that we follow the investing guidelines of the United States Conference of Catholic Bishops (USCCB) and our proxy voting guidelines support that objective. Additionally, we are involved with the Interfaith Center for Corporate Responsibility (ICCR) and we try to support their positions on a number of social justice issues if the issue in question is not in conflict with general Catholic social teaching. Examples would be issues involving sweatshops, tobacco, McBride Principles on non-discrimination of hiring based upon religion in Northern Ireland, de-facto slavery in Burma, violence in the media, etc. We support their issues in hope that other members of the ICCR will be open to support of our Catholic issues that are overlapping issues with the ICCR issues, such as gender and race discrimination, military weapons of mass destruction, pornography and affordable housing.

In voting AYE or NAY ballots for the management and shareholder resolutions on the agendas of meetings by our portfolio companies, we vote in a manner which we believe to be the best interests of our shareholders and reflect the Catholic values that we follow. As a practical matter, this means weighing proposals in the context of how they might affect securities values and stockholder rights either immediately or over time.

MANAGEMENT RESOLUTIONS
We believe management-sponsored resolutions can be grouped in four main categories: Non-Salary Compensation Programs; Capitalization Proposals; Anti-Takeover Measures; and Miscellaneous Governance. If an otherwise acceptable request to increase the common-stock authorization were combined with, say, an obviously objectionable anti-takeover measure, we would reject the entire package.

NON-SALARY COMPENSATION PROGRAMS
The trend these days is toward plans with a wide variety of possible awards. Consequently, we weigh the pros and cons of most proposals on a case-by-case basis.

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CAPITALIZATION PROPOSALS
We believe management deserves the benefit of the doubt when it comes to estimating an adequate supply of shares for acquisitions, employee-benefit programs, financings, splits or other corporate purposes.

ANTI-TAKEOVER MEASURES
Virtually every equity commitment is made with an eye to eventual sale. We believe that bylaw amendments designed to thwart, or at least make things difficult for unwelcome suitors, are contrary to investors interests.

MISCELLANEOUS GOVERNANCE
We believe that broader indemnification is a fact of corporate life. On other matters, we review proposals on what seems best for investors.

SHAREHOLDER RESOLUTIONS
We believe there are, for practical purposes, three types of shareholder-sponsored resolutions. Corporate Governance; Corporate Social Accountability; and Anti-Shark Repellent Measures. Our voting is based mainly on values and investment considerations.

We will consider requests that call on companies to do more than is required of them by law, to provide reports on matters of public record, or conform to specific ethical or social policies.

CORPORATE GOVERNANCE
Our practice is to side with sponsors against management whenever even the suspicion of a stockholder right is at issue or our core values are in conflict with corporate policies. We also help like-minded Catholic social justice leaders on ancillary issues.

CORPORATE SOCIAL ACCOUNTABILITY
Our view point flows from our conviction that the responsibility of corporations is to make money for their investors in legal enterprises, to demonstrate civic responsibility, and to include their employees and communities in their enterprise decisions.

ANTI-SHARK REPELLENT MEASURES
As noted above, we believe "Shark Repellents" generally diminish the potential for investment returns.

The above is an outline of our proxy voting guidelines. If you would like a more detailed list of specific issues and positions, please write to us at:

     Aquinas Funds
     5310 Harvest Hill Road
     Suite 248
     Dallas, TX 75230

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We have made great progress in our Catholic values activism so far in 2003. We have obtained commitments from two more hospital chains to create a policy that bans therapeutic abortions from their premises. Additionally, we are in detailed discussions with the largest U.S. hospital chain to eventually eliminate abortions from their premises. We are also in discussions with a major pharmaceutical company that used to be a clean investment but through acquisitions and a recent merger has introduced contraceptives to their product line. In the U.S. there remain two large pharmaceutical companies that invest in contraceptive research. One has been eliminated as a possible investment from our portfolio because we view them as non-cooperative. The other has been receptive on a range of social issues in which we are involved and it is responding in a cooperative manner on those issues. We believe that we will be successful in reducing investment in research on contraceptives which is the first step to eventual discontinuance of the product line as it becomes a low-profit generic pharmaceutical. Over the years, the Aquinas Funds have become a major change agent in the corporate world on pro-life issues.

Financial returns are obviously important to investors and we are pleased to report positive total returns for all Aquinas Funds year-to-date through June 30, 2003. The Lipper rating service is used by many financial publications, including many leading daily newspapers and periodic financial magazines.
Lipper has established a rating system that uses the term Lipper Leaders for top performance in various categories. Each of the Aquinas Funds has received an above-average rating in a Lipper Leader category.

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                                                  THREE      FIVE     AVERAGE
                                                   YEAR      YEAR     ANNUAL
TOTAL RETURNS FOR THE          SIX       ONE     AVERAGE   AVERAGE     SINCE
PERIODS ENDED JUNE 30, 2003   MONTHS     YEAR     ANNUAL    ANNUAL INCEPTION(1)
--------------------------------------------------------------------------------
Aquinas Fixed Income Fund      5.02%    12.47%     9.23%     6.41%     6.25%
Aquinas Value Fund             8.57%    -6.77%    -5.65%    -4.47%     5.71%
Aquinas Growth Fund            8.26%    -7.37%   -12.49%    -1.54%     8.01%
Aquinas Small-Cap Fund(2)     11.64%    -9.96%   -11.17%    -5.50%     3.01%
--------------------------------------------------------------------------------
(1) Inception date of January 3, 1994. Returns shown include the reinvestment of all dividends. Performance reflects fee waivers in effect. Absent fee waivers, total returns would be reduced. Past performance is not predictive of future results. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.

(2) Prior to November 1, 2000, the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.

AQUINAS FIXED INCOME FUND, which is an investment-grade intermediate term fixed-income fund, returned 5.02% compared to 4.27% for the Lehman Brothers Intermediate Term Index, 5.23% for the Lehman Brothers Government/Credit Bond Index and 4.64% for the Lipper A-Rated Bond Index, for the six month period ended 6/30/03. This Fund received a Lipper rating of 2 (1 is highest, 5 is lowest) for Consistent Return and a 2 for Preservation.

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AQUINAS VALUE FUND, which is a large-cap value fund, returned 8.57% for the six month period ended 6/30/03. This compares to the S&P 500/R Index return of 11.76% and Russell 3000/R Value Index return of 11.91%. This Fund is a Lipper Leader (highest) for Preservation and Tax Efficiency.

AQUINAS GROWTH FUND, which is a large-cap growth fund, returned 8.26% compared to the S&P 500/R Index return of 11.76% and the Russell 3000/R Index return of 12.71%, for the six month period ended 6/30/03. The Aquinas Growth Fund remains a Lipper Leader (highest) for Total Return through 6/30/03.

AQUINAS SMALL-CAP FUND, which is a small-cap fund, returned 11.64% compared to the S&P 500/R Index of 11.76% and the Russell 2000/R Index return of 17.88%, for the six month period ended 6/30/03. It received a Lipper rating of 2 (1 is highest, 5 is lowest) for Total Return through 6/30/03.

With a positive start for 2003, with a major upward move in the second quarter, we believe that the stock market will be propelled by earnings - real earnings - for the remainder of the year. Fiscal and monetary policies have laid the groundwork for an economic recovery. The earnings results of the portfolio companies will be the key to continued upward values in the remainder of 2003.

Thank you for your continued confidence in the Aquinas Funds.

/S/ Frank Rauscher

Frank Rauscher
President and Treasurer

LIPPER DISCLOSURES:
HOW LIPPER LEADERS ARE SCORED FOR CONSISTENT RETURN:

For scoring purposes, Lipper groups funds first by their broad asset class, such as Equity Funds, and then into peer groups, which are funds with similar underlying investments or investment objectives, such as Large-Cap Value, Balanced, or Intermediate Investment-Grade Debt Funds.

Lipper then applies a highly sophisticated consistent return calculation that evaluates two fund characteristics: consistency, or the strength of a fund's performance trend, and Effective Return, the fund's return adjusted for its historical downside risk. Each fund's score evaluates the fund's Consistent Return performance over the past 36 months.

Fund scores range from 1 to 5. The funds that score 1 are recognized as Lipper Leaders for Consistent Return.

The list of Lipper Leaders is updated monthly.

A current list of Lipper Leaders for Consistent Return is available for your review, and be sure to CHECK THE CONSISTENT RETURN SCORE of the funds you own or are considering for purchase, by calling (877) 278-4627.

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HOW LIPPER LEADERS ARE SCORED FOR PRESERVATION:

Funds that preserve capital over the longer term typically excel at avoiding negative returns during shorter time periods as well, relative to other funds in the asset class. Lipper evaluates a fund's monthly returns over 36 months and identifies those funds that have had fewer and less severe negative monthly performance periods compared to other funds in its asset class.

Fund scores range from 1 to 5. The funds that score 1 are recognized as Lipper Leaders for Preservation.

The list of Lipper Leaders is updated monthly.

Through historical research, Lipper tested the methodology that identifies Lipper Leaders for Preservation.

In tests using 20 years of performance data, on average about two out of every three funds that scored 1 for Preservation maintained that exceptional score for at least 18 months.

A current list of Lipper Leaders for Preservation is available for your review, and be sure to CHECK THE PRESERVATION SCORE of the funds you own or are considering for purchase, by calling (877) 278-4627.

Lipper ratings for the three year period ended June 30, 2003 for the Aquinas Funds were:

Consistent Return   Fixed Income Fund=2, Value Fund=3, Growth Fund=2,
                    Small-Cap Fund=4
Preservation        Fixed Income Fund=2, Value Fund=Lipper Leader,
                    Growth Fund=2, Small-Cap Fund=3
Total Return        Fixed Income Fund=3, Value Fund=4,
                    Growth Fund=Lipper Leader, Small-Cap Fund=2
Tax Efficiency      Fixed Income Fund=3, Value Fund=Lipper Leader,
                    Growth Fund=4, Small-Cap Fund=5

Under no cirumstances does information about Lipper Leader funds consititute a recommendation to buy or sell mutual funds. Lipper Leaders measure, analyze past fund performance, and investors should remember that past performance is no guarantee of future results. Lipper Leaders status is calculated monthly using data available at the time of calculation; Lipper undertakes no reponsibility for updating the calculations more frequently than monthly to incorporate more current data.

Webmaster@lipper.reuters.com Copyright 2003/C Reuters. All rights reserved.
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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)


   Principal
    Amount                                                             Value
  ----------                                                        ----------

                FIXED INCOME BONDS 100.5%

                ASSET-BACKED SECURITIES 7.9%
                Amresco Residential Securities
                Mortgage Loan Trust,
    $112,973    7.615%, 3/25/27                                    $   112,881
                Chase Commercial Mortgage
                Securities Corp.,
     292,544    7.37%, 6/19/29                                         327,330
     189,141    6.45%, 12/19/29                                        196,194
     250,304    6.34%, 5/18/30                                         263,286
                Commercial Mortgage
                Acceptance Corp.,
     232,770    5.80%, 9/15/30                                         245,077
                DLJ Commercial Mortgage Corp.,
     482,306    6.11%, 6/10/31                                         502,228
                First Union - Lehman Brothers
                Commercial Mortgage,
     515,654    6.60%, 11/18/29                                        534,878
                Ikon Receivables LLC,
     125,000    3.27%, 7/15/11                                         127,890
                JP Morgan Commercial Mortgage
                Finance Corp.,
     250,849    7.069%, 9/15/29                                        265,518
                Merrill Lynch Mortgage Investors, Inc.,
     142,737    6.22%, 2/15/30                                         145,934
                Morgan Stanley Capital I,
     243,228    6.19%, 3/15/30                                         256,752
     167,871    6.25%, 3/15/30                                         179,301
                Nationslink Funding Corp.,
     342,952    6.042%, 1/20/31                                        365,865
                Prudential Securities Secured
                Financing Corp.,
      91,004    6.172%, 10/15/04                                        91,204
                Residential Asset Mortgage
                Products, Inc.,
      75,000    4.87%, 6/25/33                                          75,750
                Saxon Asset Securities Trust,
      99,000    4.955%, 6/25/33                                         99,220
                                                                  ------------
                                                                     3,789,308
                                                                  ------------

   Principal
    Amount                                                             Value
  ----------                                                        ----------

                CONVERTIBLE BONDS 6.0%
                American International
  $  590,000    Group, 11/9/31+                                    $   384,975
   1,420,000    AOL Time Warner, Inc., 12/6/19+                        862,650
   1,350,000    Merrill Lynch & Co., 5/23/31+                          732,375
   1,555,000    Verizon Global FDG Corp., 5/15/21+                     925,225
                                                                  ------------
                                                                     2,905,225
                                                                  ------------
                CORPORATE BONDS 54.9%
                Ace INA Holdings,
      40,000    8.30%, 8/15/06                                          46,541
                ACE Ltd.,
      80,000    6.00%, 4/1/07                                           88,071
                Aetna, Inc.,
     380,000    6.97%, 8/15/36                                         444,639
                Americredit Automobiles
                Receivables Trust,
      70,000    2.72%, 1/6/10                                           71,042
                AOL Time Warner, Inc.,
      60,000    7.625%, 4/15/31                                         69,246
                Aon Corp.,
      60,000    7.375%, 12/14/12                                        72,377
                AT&T Wireless Services, Inc.,
      70,000    8.75%, 3/1/31                                           86,525
                AutoZone, Inc.,
      55,000    5.875%, 10/15/12                                        60,639
                AXA Financial, Inc.,
      45,000    7.75%, 8/1/10                                           54,817
      30,000    8.60%, 12/15/30                                         38,637
                Bank of America Corp.,
     505,000    7.875%, 5/16/05                                        563,575
                Bank One Corp.,
     685,000    6.50%, 2/1/06                                          760,418
                BellSouth Capital Funding,
     355,000    6.04%, 11/15/26                                        395,627
                Boeing Capital Corp.,
      70,000    5.75%, 2/15/07                                          76,455
      40,000    5.80%, 1/15/13                                          43,230
                Boeing Co.,
     735,000    7.95%, 8/15/24                                         929,061

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2003 (UNAUDITED)


   Principal
    Amount                                                             Value
  ----------                                                        ----------

                CORPORATE BONDS 54.9% (CONT'D.)
                Boston Properties, Inc.,
   $  85,000    6.25%, 1/15/13                                       $  93,080
                Capital One Bank,
      70,000    6.875%, 2/1/06                                          75,113
      30,000    4.875%, 5/15/08                                         30,615
                Cendant Corp.,
      30,000    6.25%, 3/15/10                                          33,363
      60,000    7.375%, 1/15/13                                         70,650
                Centex Corp.,
     105,000    5.80%, 9/15/09                                         115,322
                CIT Group, Inc.,
     155,000    7.125%, 10/15/04                                       165,089
     325,000    4.125%, 2/21/06                                        336,381
      70,000    4.00%, 5/8/08                                           71,286
      60,000    7.75%, 4/2/12                                           71,541
                Citigroup, Inc.,
     395,000    5.625%, 5/17/04                                        408,026
     255,000    6.875%, 6/1/25                                         300,513
                Citizens Communications,
      60,000    8.50%, 5/15/06                                          69,589
      80,000    9.00%, 8/15/31                                         107,790
                Coca-Cola Enterprises, Inc.,
     755,000    7.00%, 10/1/26                                         931,998
                Comcast Cable Communication,
      60,000    8.875%, 5/1/17                                          80,263
                Comcast Corp.,
      45,000    5.85%, 1/15/10                                          49,513
                Commercial Credit Co.,
     395,000    7.875%, 2/1/25                                         501,046
                ConAgra Foods, Inc.,
     645,000    6.70%, 8/1/27                                          758,182
                Consolidated Edison, Inc.,
     200,000    6.50%, 12/1/27                                         227,648
                Continental Airlines, Inc.,
      35,804    7.707%, 4/2/21                                          35,204
                Countrywide Home Loan,
     115,000    1.76%, 6/2/06                                          115,288
                Cox Communications, Inc.,
      40,000    7.75%, 11/1/10                                          48,928

   Principal
    Amount                                                             Value
  ----------                                                        ----------

                CORPORATE BONDS 54.9% (CONT'D.)
                CSX Corp.,
    $495,000    7.25%, 5/1/04                                         $517,510
                DaimlerChrysler AG,
      80,000    6.40%, 5/15/06                                          87,363
      75,000    4.05%, 6/4/08                                           74,274
                Delta Air Lines,
      40,000    7.57%, 11/18/10                                         41,142
                Deutsche Telecommunications,
      60,000    8.25%, 6/15/30                                          76,445
                EOP Operating LP,
     330,000    7.375%, 11/15/03                                       336,605
     380,000    6.50%, 6/15/04                                         397,403
                ERP Operating LP,
     590,000    6.65%, 11/15/03                                        600,123
                FedEx Corp.,
      56,473    7.02%, 1/15/16                                          62,792
                Ford Motor Co.,
     385,000    7.70%, 5/15/97                                         345,870
                Ford Motor Credit Co.,
     515,000    7.375%, 10/28/09                                       539,881
     160,000    7.875%, 6/15/10                                        171,457
                France Telecom,
      45,000    8.50%, 3/1/31                                           62,268
                General Electric Capital Corp.,
     690,000    3.50%, 5/1/08                                          706,536
                General Electric Co.,
      90,000    5.00%, 2/1/13                                           95,063
                General Motors Corp.,
      50,000    8.375%, 7/15/33                                         50,410
                General Motors Acceptance Corp.,
      80,000    6.125%, 8/28/07                                         83,132
      60,000    7.75%, 1/19/10                                          64,573
     815,000    8.875%, 6/1/10                                         923,738
                General Motors Acceptance
                Corp. CMSI,
     366,948    6.451%, 4/15/29                                        377,693
                Goldman Sachs Group, Inc.,
      85,000    6.65%, 5/15/09                                          99,872

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2003 (UNAUDITED)


   Principal
    Amount                                                             Value
  ----------                                                        ----------

                CORPORATE BONDS 54.9% (CONT'D.)
                Grand Metropolitan Investment PLC,
    $445,000    7.45%, 4/15/35                                        $581,408
                Hartford Financial Services Group,
     175,000    2.375%, 6/1/06                                         174,846
     100,000    4.70%, 9/1/07                                          106,041
                Health Care Property Investors, Inc.,
      20,000    6.45%, 6/25/12                                          21,761
                Hertz Corp.,
      50,000    6.625%, 5/15/08                                         51,065
      60,000    7.625%, 6/1/12                                          60,942
                Household Finance Corp.,
     800,000    7.20%, 7/15/06                                         913,240
      60,000    6.375%, 10/15/11                                        68,224
                Humana, Inc.,
      70,000    7.25%, 8/1/06                                           77,722
                Hutchinson Whamp International Ltd.,
      70,000    6.50%, 2/13/13                                          73,440
                Hydro-Quebec,
     675,000    8.05%, 7/7/24                                          929,150
                IBM Corp.,
     710,000    6.22%, 8/1/27                                          799,650
                International Lease Finance Corp.,
     100,000    6.375%, 3/15/09                                        111,995
      50,000    5.875%, 5/1/13                                          53,829
                International Paper Co.,
     385,000    6.65%, 12/15/37                                        440,470
                Liberty Media Corp.,
      75,000    7.875%, 7/15/09                                         87,859
                Marathon Oil Corp.,
      80,000    6.85%, 3/1/08                                           92,284
                Merrill Lynch & Co.,
     205,000    2.47%, 3/10/06                                         206,906
                Morgan Stanley,
     615,000    7.75%, 6/15/05                                         685,242
                Motorola, Inc.,
     560,000    6.50%, 9/1/25                                          610,400
                National Rural Utilities,
      70,000    5.75%, 8/28/09                                          77,475

   Principal
    Amount                                                             Value
  ----------                                                        ----------


                CORPORATE BONDS 54.9% (CONT'D.)
                NationsBank Corp.,
    $245,000    8.57%, 11/15/24                                       $339,330
                News America Holding,
      70,000    7.60%, 10/11/15                                         84,707
                Norfolk Southern Corp.,
     430,000    7.05%, 5/1/37                                          500,834
                Northwest Airlines,
      46,138    8.072%, 10/1/19                                         50,232
                Pemex Project Funding Master Trust,
      90,000    7.875%, 2/1/09                                         102,825
                Power Contract Financing,
      60,000    5.20%, 2/1/06                                           60,367
                The Procter & Gamble Co.,
     605,000    8.00%, 9/1/24                                          819,140
                Pulte Homes, Inc.,
      90,000    7.875%, 6/15/32                                        107,410
                Rouse Co.,
     100,000    7.20%, 9/15/12                                         114,811
                Salomon Smith Barney Holdings,
     110,000    6.50%, 2/15/08                                         126,535
                Sears Roebuck Acceptance Corp.,
      60,000    6.70%, 4/15/12                                          67,714
                Sempra Energy,
      80,000    6.95%, 12/1/05                                          88,661
      50,000    6.00%, 2/1/13                                           55,127
                Simon Property Group LP,
      35,000    4.875%, 3/18/10                                         36,398
      45,000    7.375%, 6/15/18                                         53,782
                Spieker Properties LP,
      60,000    6.75%, 1/15/08                                          67,085
                Sprint Capital Corp.,
      50,000    6.375%, 5/1/09                                          54,688
      40,000    8.75%, 3/15/32                                          47,881
                Temple-Inland, Inc.,
      30,000    7.875%, 5/1/12                                          35,784
                Textron Financial Corp.,
      80,000    5.875%, 6/1/07                                          87,094
      70,000    6.00%, 11/20/09                                         76,679

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FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2003 (UNAUDITED)


   Principal
    Amount                                                             Value
  ----------                                                        ----------

                CORPORATE BONDS 54.9% (CONT'D.)
                Time Warner, Inc.,
 $    40,000    7.25%, 10/15/17                                       $ 46,297
                Tyco International Ltd.,
     165,000    4.95%, 8/1/03                                          165,413
                Union Carbide Corp.,
     895,000    6.79%, 6/1/25                                          920,254
                Vanderbilt Mortgage and Finance, Inc.,
     100,000    6.57%, 8/7/24                                          106,788
     145,000    7.235%, 6/7/28                                         157,535
                Verizon Global Funding Corp.,
      50,000    7.25%, 12/1/10                                          60,047
                Wachovia Corp.,
      70,000    6.40%, 4/1/08                                           79,766
     560,000    6.824%, 8/1/26                                         701,774
     145,000    6.18%, 2/15/36                                         163,050
                Wells Fargo Financial,
     470,000    7.00%, 11/1/05                                         525,226
                                                                  ------------
                                                                    26,338,661
                                                                  ------------
                MUNICIPAL BONDS 1.9%
                Dade County Florida School District,
     130,000    5.00%, 8/1/14                                          149,334
                New York City Municipal,
     315,000    5.00%, 6/15/11                                         354,696
                New York State Tollway Auth.
                Hwy & Brdg.,
     370,000    5.00%, 4/1/13                                          419,595
                                                                  ------------
                                                                       923,625
                                                                  ------------
                U.S. GOVERNMENT AGENCIES 20.8%
                Federal Home Loan Mortgage Corp.
     145,000    3.25%, 11/15/04                                        148,969
     224,000    5.125%, 7/15/12                                        247,127
                Federal National Mortgage Association
   1,100,000    5.00%, 7/1/03                                        1,136,093
     145,000    2.375%, 3/17/06                                        146,333
     265,000    5.25%, 6/15/06                                         291,006
     150,000    4.75%, 6/18/07                                         154,930
     200,000    4.25%, 7/15/07                                         215,218
   1,930,000    5.50%, 7/1/18                                        2,004,185

   Principal
    Amount                                                             Value
  ----------                                                        ----------

                U.S. GOVERNMENT AGENCIES 20.8% (CONT'D.)
  $  515,000    6.00%, 7/1/18                                    $     537,531
      60,000    7.25%, 5/15/30                                          79,075
     759,057    5.007%, 2/1/33                                         784,556
     384,842    4.768%, 2/1/33                                         397,059
     315,016    4.753%, 2/1/33                                         323,936
     315,783    4.713%, 3/1/33                                         324,999
     873,974    4.269%, 5/1/33                                         893,145
   1,000,000    6.00%, 7/1/33                                        1,039,062
   1,200,000    5.50%, 7/3/33                                        1,246,125
                                                                  ------------
                                                                     9,969,349
                                                                  ------------
                U.S. TREASURY OBLIGATIONS 9.0%
                U.S. Treasury Bond
     445,000    5.50%, 8/15/28                                         500,573
     280,000    5.25%, 11/15/28                                        304,795
     420,000    5.375%, 2/15/31                                        472,943
                U.S. Treasury Note
     185,000    2.75%, 10/31/03                                        186,142
   1,135,000    1.625%, 4/30/05                                      1,142,448
   1,515,000    3.625%, 5/15/13                                      1,526,835
                U.S. Treasury Strip
     535,000    8/15/25                                                177,883
                                                                  ------------
                                                                     4,311,619
                                                                  ------------
                Total Fixed Income Bonds
                (cost $46,227,005)                                  48,237,787
                                                                  ------------
                SHORT-TERM INVESTMENT 15.3%

   7,346,006    UMB Bank, n.a., Money Market
                Fiduciary, Demand Deposit, 0.3%
                (cost $7,346,006)                                    7,346,006
                                                                  ------------
                Total Investments 115.8%
                (cost $53,573,011)                                  55,583,793

                Liabilities less Other Assets (15.8)%              (7,607,437)
                                                                  ------------
                Net Assets 100.0%                                  $47,976,356
                                                                  ============
              + Zero coupon security.
                See notes to financial statements.

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--------------------------------------------------------------------------------

VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)


    Number
   of Shares                                                           Value
  ----------                                                        ----------

                COMMON STOCKS 97.7%

                ADVERTISING SERVICES 0.9%
       8,600    WPP Group PLC ADR                                  $   344,602
                                                                  ------------
                AEROSPACE/DEFENSE 3.9%
       2,700    General Dynamics Corp.                                 195,750
       8,000    Lockheed Martin Corp.                                  380,560
       4,600    Northrop Grumman Corp.                                 396,934
       6,200    United Technologies Corp.                              439,146
                                                                  ------------
                                                                     1,412,390
                                                                  ------------
                ALUMINUM PRODUCTS 1.8%
      25,500    Alcoa, Inc.                                            650,250
                                                                  ------------
                BANKING 13.3%
      14,270    Bank of America Corp.                                1,127,758
      18,200    Bank of New York Co., Inc.                             523,250
      12,300    FleetBoston Financial Corp.                            365,433
       5,200    HSBC Holdings PLC ADR                                  307,372
      12,400    Mellon Financial Corp.                                 344,100
      31,550    U.S. Bancorp                                           772,975
      11,100    Washington Mutual, Inc.                                458,430
      19,100    Wells Fargo & Co.                                      962,640
                                                                  ------------
                                                                     4,861,958
                                                                  ------------
                BIOTECHNOLOGY 1.4%
       5,500    Biogen, Inc.*                                          209,000
       7,700    Genzyme Corp.*                                         321,860
                                                                  ------------
                                                                       530,860
                                                                  ------------
                CHEMICALS 1.6%
       8,100    The Dow Chemical Co.                                   250,776
       8,300    Du Pont (E.I.) de Nemours                              345,612
                                                                  ------------
                                                                       596,388
                                                                  ------------
                COMMERCIAL SERVICES 1.4%
       5,500    Concord EFS, Inc.*                                      80,960
      10,400    H&R Block, Inc.                                        449,800
                                                                  ------------
                                                                       530,760
                                                                  ------------

    Number
   of Shares                                                           Value
  ----------                                                        ----------

                COMPUTER PRODUCTS 3.2%
      20,768    Hewlett-Packard Co.                                $   442,359
       8,920    International Business
                Machines Corp.                                         735,900
                                                                  ------------
                                                                     1,178,259
                                                                  ------------
                CONSUMER GOODS 1.0%
       8,000    PepsiCo, Inc.                                          356,000
                                                                  ------------
                DRUGS 0.8%
       8,600    Pfizer, Inc.                                           293,690
                                                                  ------------
                ENVIRONMENTAL CONTROL 1.1%
      16,400    Waste Management, Inc.                                 395,076
                                                                  ------------
                FINANCIAL SERVICES 18.0%
       3,500    The Bear Stearns Cos., Inc.                            253,470
      32,087    Citigroup, Inc.                                      1,373,324
       6,300    Federal Home Loan Mortgage Corp.                       319,851
      11,600    Federal National Mortgage Assn.                        782,304
       8,300    First Data Corp.                                       343,952
       6,800    Franklin Resources, Inc.                               265,676
      30,940    J.P. Morgan Chase & Co.                              1,057,529
      15,680    Lehman Brothers Holdings, Inc.                       1,042,406
      32,400    MBNA Corp.                                             675,216
       5,500    Merrill Lynch & Co., Inc.                              256,740
       5,100    Morgan Stanley                                         218,025
                                                                  ------------
                                                                     6,588,493
                                                                  ------------
                FOREST PRODUCTS AND PAPER 2.2%
       8,400    International Paper Co.                                300,132
       9,300    Weyerhaeuser Co.                                       502,200
                                                                  ------------
                                                                       802,332
                                                                  ------------
                HEALTH CARE PRODUCTS 2.6%
      10,500    Baxter International, Inc.                             273,000
      15,100    Guidant Corp.                                          670,289
                                                                  ------------
                                                                       943,289
                                                                  ------------

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VALUE FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2003 (UNAUDITED)


    Number
   of Shares                                                           Value
  ----------                                                        ----------

                HEALTH CARE SERVICES 4.7%
      12,100    HCA, Inc.                                          $   387,684
      13,400    Tenet Healthcare Corp.*                                156,110
      13,860    WellPoint Health Networks, Inc.*                     1,168,398
                                                                  ------------
                                                                     1,712,192
                                                                  ------------
                INSURANCE 6.2%
      13,900    ACE Ltd.                                               476,631
      10,512    American International Group, Inc.                     580,052
      12,400    Marsh & McLennan Cos., Inc.                            633,268
      16,100    St. Paul Cos., Inc.                                    587,811
                                                                  ------------
                                                                     2,277,762
                                                                  ------------
                MANUFACTURING 6.4%
       4,400    3M Co.                                                 567,512
       9,500    Caterpillar, Inc.                                      528,770
       6,300    Deere & Co.                                            287,910
      11,900    General Electric Co.                                   341,292
      32,900    Tyco International Ltd.                                624,442
                                                                  ------------
                                                                     2,349,926
                                                                  ------------
                MEDIA 4.4%
       2,700    EchoStar Communications Corp.,
                Class A*                                                93,474
       5,570    Gannett Co., Inc.                                      427,832
      17,400    General Motors Corp., Class H*                         222,894
      15,400    The News Corporation Ltd. ADR                          385,770
      23,900    The Walt Disney Company                                472,025
                                                                  ------------
                                                                     1,601,995
                                                                  ------------
                OIL AND GAS 8.7%
       5,800    Anadarko Petroleum Corp.                               257,926
       5,450    Apache Corp.                                           354,577
      14,543    ChevronTexaco Corp.                                  1,050,005
      12,400    ConocoPhillips                                         679,520
       6,650    Devon Energy Corp.                                     355,110
      13,312    ExxonMobil Corp.                                       478,034
                                                                  ------------
                                                                     3,175,172
                                                                  ------------
                PAPER AND PAPER PRODUCTS 1.2%
       8,400    Kimberly-Clark Corp.                                   437,976
                                                                  ------------

    Number
   of Shares                                                           Value
  ----------                                                        ----------

                RETAIL 8.4%
      19,700    Costco Wholesale Corp.*                          $     721,020
       8,900    Federated Department Stores, Inc.                      327,965
      14,600    The Home Depot, Inc.                                   483,552
      13,900    Lowe's Cos., Inc.                                      597,005
      25,000    Target Corp.                                           946,000
                                                                  ------------
                                                                     3,075,542
                                                                  ------------
                SEMICONDUCTORS 1.8%
      23,700    Applied Materials, Inc.*                               375,882
      14,200    Intel Corp.                                            295,133
                                                                  ------------
                                                                       671,015
                                                                  ------------
                TELECOMMUNICATIONS 2.7%
      13,600    BellSouth Corp.                                        362,168
      15,914    Verizon Communications, Inc.                           627,807
                                                                  ------------
                                                                       989,975
                                                                  ------------
                Total Common Stocks
                (cost $36,464,480)                                  35,775,902
                                                                  ------------

   Principal
    Amount
  ----------

                SHORT-TERM INVESTMENT 2.6%

    $954,800    UMB Bank, n.a., Money Market
                Fiduciary, Demand Deposit, 0.3%
                (cost $954,800)                                        954,800
                                                                  ------------

                Total Investments 100.3%
                (cost $37,419,280)                                  36,730,702

                Liabilities less Other Assets (0.3)%                 (101,860)
                                                                  ------------

                Net Assets 100.0%                                  $36,628,842
                                                                  ============

                *Non-income producing security
                See notes to financial statements.

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--------------------------------------------------------------------------------

GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)
    Number
   of Shares                                                           Value
  ----------                                                        ----------

                COMMON STOCKS 95.3%

                ADVERTISING 0.5%
       3,900    Getty Images, Inc.*                                $   161,070
       3,600    Lamar Advertising Co.*                                 126,756
                                                                  ------------
                                                                       287,826
                                                                  ------------
                APPAREL 0.4%
       2,300    Abercrombie & Fitch Co., Class A*                       65,343
       3,500    Coach, Inc.*                                           174,090
                                                                  ------------
                                                                       239,433
                                                                  ------------
                BANKING 3.0%
      13,600    Bank of America Corp.                                1,074,808
      11,700    First Tennessee National Corp.                         513,747
                                                                  ------------
                                                                     1,588,555
                                                                  ------------
                BIOTECHNOLOGY 1.4%
       8,900    Amgen, Inc.*                                           591,316
       3,400    Chiron Corp.*                                          148,648
                                                                  ------------
                                                                       739,964
                                                                  ------------
                BUSINESS SERVICES 1.9%
       4,666    ChoicePoint, Inc.*                                     161,070
      14,200    Ecolab, Inc.                                           363,520
       6,900    Fiserv, Inc.*                                          245,709
       6,250    Iron Mountain, Inc.*                                   231,813
                                                                  ------------
                                                                     1,002,112
                                                                  ------------
                CASINO SERVICES 0.7%
       3,500    International Game Technology                          358,155
                                                                  ------------
                COAL 0.6%
      10,000    Peabody Energy Corp.                                   335,900
                                                                  ------------
                COMPUTER PRODUCTS 3.8%
      29,300    Cisco Systems, Inc.*                                   489,017
      18,400    Dell Computer Corp.*                                   588,064
      11,400    International Business
                Machines Corp.                                         940,500
                                                                  ------------
                                                                     2,017,581
                                                                  ------------

    Number
   of Shares                                                           Value
  ----------                                                        ----------

                COMPUTER SERVICES 0.6%
       6,300    NetScreen Technologies, Inc.*                      $   142,065
       6,200    SunGard Data Systems, Inc.*                            160,642
                                                                  ------------
                                                                       302,707
                                                                  ------------
                COMPUTER SOFTWARE 5.5%
       1,900    Electronic Arts, Inc.*                                 140,581
       5,600    Mercury Interactive Corp.*                             216,216
      64,000    Microsoft Corp.                                      1,639,040
       4,500    National Instruments Corp.*                            170,010
      52,700    Oracle Corp.*                                          633,454
       5,300    VERITAS Software Corp.*                                151,951
                                                                  ------------
                                                                     2,951,252
                                                                  ------------
                CONSUMER GOODS 3.4%
      12,400    Fortune Brands, Inc.                                   647,280
       8,200    PepsiCo, Inc.                                          364,900
       9,100    The Procter & Gamble Co.                               811,538
                                                                  ------------
                                                                     1,823,718
                                                                  ------------
                DRUGS 9.1%
       5,550    Barr Laboratories, Inc.*                               363,525
       3,600    Biovail Corp.*                                         169,416
       8,600    Celgene Corp.*                                         261,440
       7,200    Forest Laboratories, Inc.*                             394,200
       5,900    Medicis Pharmaceutical Corp.,
                Class A                                                334,530
       6,000    MedImmune, Inc.*                                       218,220
      17,200    Merck & Co., Inc.                                    1,041,460
      10,100    Mylan Laboratories, Inc.                               351,177
      24,900    Pfizer, Inc.                                           850,335
      15,800    Teva Pharmaceutical
                Industries Ltd. ADR                                    899,494
                                                                  ------------
                                                                     4,883,797
                                                                  ------------
                EDUCATION 2.9%
      16,950    Apollo Group, Inc., Class A*                         1,046,832
       2,700    Career Education Corp.*                                184,734
       1,800    Corinthian Colleges, Inc.*                              87,426
       5,400    DeVry, Inc.*                                           125,766
       2,900    ITT Educational Services, Inc.*                         84,825
                                                                  ------------
                                                                     1,529,583
                                                                  ------------

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--------------------------------------------------------------------------------

GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2003 (UNAUDITED)


    Number
   of Shares                                                           Value
  ----------                                                        ----------

                ELECTRONICS 0.6%
      13,800    Jabil Circuit, Inc.*                               $   304,980
                                                                  ------------
                FINANCIAL SERVICES 7.2%
       8,900    American Express Co.                                   372,109
      15,500    Ameritrade Holding Corp.*                              114,855
       4,200    Capital One Financial Corp.                            206,556
      23,766    Citigroup, Inc.                                      1,017,185
       5,200    Countrywide Financial Corp.                            361,764
       3,600    Doral Financial Corp.                                  160,740
       4,900    Federal National Mortgage Assn.                        330,456
       6,900    Lehman Brothers Holdings, Inc.                         458,712
      21,900    SLM Corp.                                              857,823
                                                                  ------------
                                                                     3,880,200
                                                                  ------------
                FOOD 2.8%
      15,850    Dean Foods Co.*                                        499,275
      13,400    General Mills, Inc.                                    635,294
      10,400    Kellogg Co.                                            357,448
                                                                  ------------
                                                                     1,492,017
                                                                  ------------
                FOOD - WHOLESALE DISTRIBUTION 0.8%
      13,400    SYSCO Corp.                                            402,536
                                                                  ------------
                HEALTH CARE PRODUCTS 5.8%
      13,900    Boston Scientific Corp.*                               849,290
      14,100    Johnson & Johnson                                      728,970
       8,300    Medtronic, Inc.                                        398,151
       8,400    St. Jude Medical, Inc.*                                483,000
       2,700    Varian Medical Systems, Inc.*                          155,439
      11,600    Zimmer Holdings, Inc.*                                 522,580
                                                                  ------------
                                                                     3,137,430
                                                                  ------------
                HEALTH CARE SERVICES 4.4%
       8,400    AdvancePCS*                                            321,132
       3,100    Anthem, Inc.*                                          239,165
      12,700    Caremark Rx, Inc.*                                     326,136
       5,500    Coventry Health Care, Inc.*                            253,880
       4,500    Express Scripts, Inc.*                                 307,440
       9,400    Omnicare, Inc.                                         317,626
      11,400    UnitedHealth Group, Inc.                               572,850
                                                                  ------------
                                                                     2,338,229
                                                                  ------------

    Number
   of Shares                                                           Value
  ----------                                                        ----------

                HOME BUILDERS 0.4%
       3,300    Lennar Corp., Class A                              $   235,950
                                                                  ------------
                INSURANCE 4.8%
      13,600    AFLAC, Inc.                                            418,200
       7,200    AMBAC Financial Group, Inc.                            477,000
      10,639    American International Group, Inc.                     587,060
       1,800    Everest Re Group Ltd.                                  137,700
      12,000    Principal Financial Group                              387,000
      17,800    Willis Group Holdings Ltd.                             547,350
                                                                  ------------
                                                                     2,554,310
                                                                  ------------
                INTERNET SECURITY 1.7%
       6,400    CheckFree Corp.*                                       178,176
       7,900    Check Point Software
                Technologies Ltd.*                                     154,445
      13,100    Symantec Corp.*                                        574,566
                                                                  ------------
                                                                       907,187
                                                                  ------------
                MACHINERY - DIVERSIFIED 0.9%
       7,700    Rockwell Automation, Inc.                              183,568
       4,200    Zebra Technologies Corp., Class A*                     315,798
                                                                  ------------
                                                                       499,366
                                                                  ------------
                MANUFACTURING 4.5%
       4,900    3M Co.                                                 632,002
       3,500    Danaher Corp.                                          238,175
      43,000    General Electric Co.                                 1,233,240
       7,900    Harley-Davidson, Inc.                                  314,894
                                                                  ------------
                                                                     2,418,311
                                                                  ------------
                MEDIA 1.5%
         200    Comcast Corp., Class A*                                  6,036
       4,800    Entercom Communications Corp.*                         235,248
       8,000    Fox Entertainment Group, Inc.,
                Class A*                                               230,240
       6,400    Univision Communications, Inc.,
                Class A*                                               194,560
       4,500    Westwood One, Inc.*                                    152,685
                                                                  ------------
                                                                       818,769
                                                                  ------------

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--------------------------------------------------------------------------------

GROWTH FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2003 (UNAUDITED)

    Number
   of Shares                                                           Value
  ----------                                                        ----------

                OIL AND GAS 8.4%
       7,700    Anadarko Petroleum Corp.                           $   342,419
       3,255    Apache Corp.                                           211,770
       8,500    Burlington Resources, Inc.                             459,595
      11,700    ENSCO International, Inc.                              314,730
      31,700    ExxonMobil Corp.                                     1,138,347
      14,600    Nabors Industries Ltd.*                                577,430
      12,000    Occidental Petroleum Corp.                             402,600
       5,600    Pogo Producing Co.                                     239,400
      15,400    Suncor Energy, Inc.                                    288,750
       8,900    Weatherford International Ltd.*                        372,910
       8,900    XTO Energy, Inc.                                       178,979
                                                                  ------------
                                                                     4,526,930
                                                                  ------------
                RETAIL 7.0%
       2,600    Advance Auto Parts, Inc.*                              158,340
       7,400    AutoZone, Inc.*                                        562,178
      12,600    Bed, Bath and Beyond, Inc.*                            489,006
       4,400    Brinker International, Inc.*                           158,488
         500    The Home Depot, Inc.                                    16,560
       8,700    Lowe's Cos., Inc.                                      373,665
       7,500    Pier 1 Imports, Inc.                                   153,000
      28,100    Staples, Inc.*                                         515,635
      24,400    Wal-Mart Stores, Inc.                                1,309,548
                                                                  ------------
                                                                     3,736,420
                                                                  ------------
                SEMICONDUCTORS 3.9%
      31,100    Applied Materials, Inc.*                               493,246
      35,100    Intel Corp.                                            729,518
       6,800    Linear Technology Corp.                                219,028
       6,250    Microchip Technology, Inc.                             153,938
       7,600    QLogic Corp.*                                          367,308
       5,300    Silicon Laboratories, Inc.*                            141,192
                                                                  ------------
                                                                     2,104,230
                                                                  ------------

    Number
   of Shares                                                           Value
  ----------                                                        ----------

                TELECOMMUNICATIONS 3.9%
      11,900    CenturyTel, Inc.                                  $    414,715
      11,700    Comverse Technology, Inc.*                             175,851
      17,800    Level 3 Communications, Inc.*                          118,192
      39,200    Nokia Oyj ADR                                          644,056
       6,400    Scientific-Atlanta, Inc.                               152,576
      34,300    Sprint Corp., (PCS Group)*                             197,225
      10,600    Verizon Communications, Inc.                           418,170
                                                                  ------------
                                                                     2,120,785
                                                                  ------------
                THERAPEUTICS 0.3%
       3,300    Gilead Sciences, Inc.*                                 183,414
                                                                  ------------
                TRANSPORTATION 2.6%
       4,300    C.H. Robinson Worldwide, Inc.                          152,908
       7,300    FedEx Corp.                                            452,819
       4,400    J.B. Hunt Transport Services, Inc.*                    166,100
       8,100    Swift Transportation Co., Inc.*                        150,822
       7,200    United Parcel Service, Inc., Class B                   458,640
                                                                  ------------
                                                                     1,381,289
                                                                  ------------
                Total Common Stocks
                (cost $48,592,748)                                  51,102,936
                                                                  ------------

   Principal
    Amount
  ----------

                SHORT-TERM INVESTMENT 6.0%

  $3,186,318    UMB Bank, n.a., Money Market
                Fiduciary, Demand Deposit, 0.3%
                (cost $3,186,318)                                    3,186,318
                                                                  ------------

                Total Investments 101.3%
                (cost $51,779,066)                                  54,289,254

                Liabilities less Other Assets (1.3)%                 (684,748)
                                                                  ------------

                Net Assets 100.0%                                  $53,604,506
                                                                  ============

                *Non-income producing security
                See notes to financial statements.

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--------------------------------------------------------------------------------

SMALL-CAP FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)


    Number
   of Shares                                                           Value
  ----------                                                        ----------

                COMMON STOCKS 96.2%

                ADVERTISING 1.1%
       1,600    Getty Images, Inc.*                                  $  66,080
                                                                  ------------
                APPAREL 0.8%
       3,000    Quicksilver, Inc.*                                      49,470
                                                                  ------------
                BIOTECHNOLOGY 0.2%
         300    Martek Biosciences Corp.*                               12,882
                                                                  ------------
                BUSINESS SERVICES 8.4%
         700    The Advisory Board Co.*                                 28,364
       3,900    Alliance Data Systems Corp.*                            91,260
       1,800    ChoicePoint, Inc.*                                      62,136
       2,200    The Corporate Executive Board Co.*                      89,804
       3,050    Iron Mountain, Inc.*                                   113,125
       4,000    Moore Wallace, Inc.*                                    58,720
       3,700    Tetra Tech, Inc.*                                       63,381
                                                                  ------------
                                                                       506,790
                                                                  ------------
                CASINO HOTELS 0.6%
       1,400    Station Casinos, Inc.*                                  35,350
                                                                  ------------
                CASINO SERVICES 0.9%
       3,000    Alliance Gaming Corp.*                                  56,730
                                                                  ------------
                COAL 2.0%
       2,700    Arch Coal, Inc.                                         62,046
       2,700    CONSOL Energy, Inc.                                     61,398
                                                                  ------------
                                                                       123,444
                                                                  ------------
                COMPUTER SERVICES 1.3%
       3,500    NetScreen Technologies, Inc.*                           78,925
                                                                  ------------

    Number
   of Shares                                                           Value
  ----------                                                        ----------

                COMPUTER SOFTWARE 4.0%
       1,000    Avid Technology, Inc.*                               $  35,070
         700    Documentum, Inc.*                                       13,769
       1,000    Hyperion Solutions Corp.*                               33,760
       1,700    National Instruments Corp.*                             64,226
       4,200    Pinnacle Systems, Inc.*                                 44,940
       1,000    THQ, Inc.*                                              18,000
       1,300    Verint Systems, Inc.*                                   33,033
                                                                  ------------
                                                                       242,798
                                                                  ------------
                COMPUTERS - MEMORY DEVICES 2.7%
       2,100    Hutchinson Technology, Inc.*                            69,069
       1,100    Imation Corp.                                           41,602
       1,300    SanDisk Corp.*                                          52,455
                                                                  ------------
                                                                       163,126
                                                                  ------------
                DIVERSIFIED FINANCIAL SERVICES 3.5%
       1,700    Jefferies Group, Inc.                                   84,643
       6,900    Providian Financial Corp.*                              63,894
       1,998    Raymond James Financial, Inc.                           66,034
                                                                  ------------
                                                                       214,571
                                                                  ------------
                DRUGS 9.2%
         900    American Pharmaceutical
                Partners, Inc.*                                         30,510
       1,700    Andrx Corp.*                                            33,830
         800    Angiotech Pharmaceuticals, Inc.*                        32,592
       3,200    Celgene Corp.*                                          97,280
       1,300    Eon Labs, Inc.*                                         45,695
       1,400    Ligand Pharmaceuticals, Inc.,
                Class B*                                                19,026
       2,300    Medicis Pharmaceutical Corp.,
                Class A                                                130,410
       2,100    Pharmaceuticals Resources, Inc.*                       102,186
       1,600    SICOR, Inc.*                                            32,544
         600    Taro Pharmaceuticals
                Industries Ltd.*                                        32,928
                                                                  ------------
                                                                       557,001
                                                                  ------------

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SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2003 (UNAUDITED)


    Number
   of Shares                                                           Value
  ----------                                                        ----------

                EDUCATION 4.3%
       1,000    Career Education Corp.*                              $  68,420
         800    Corinthian Colleges, Inc.*                              38,856
       2,300    DeVry, Inc.*                                            53,567
         600    Education Management Corp.*                             31,908
       2,300    ITT Educational Services, Inc.*                         67,275
                                                                  ------------
                                                                       260,026
                                                                  ------------
                ELECTRONICS 2.9%
       3,300    Benchmark Electronics, Inc.*                           101,508
       2,400    FLIR Systems, Inc.*                                     72,360
                                                                  ------------
                                                                       173,868
                                                                  ------------
                HEALTH CARE PRODUCTS 3.7%
       1,800    The Cooper Companies, Inc.                              62,586
       3,200    CTI Molecular Imaging, Inc.*                            60,512
         900    Gen-Probe, Inc.*                                        36,783
       1,700    ResMed, Inc.*                                           66,640
                                                                  ------------
                                                                       226,521
                                                                  ------------
                HEALTH CARE SERVICES 6.3%
       5,700    AdvancePCS*                                            217,911
         900    AMERIGROUP Corp.*                                       33,480
       1,100    AmSurg Corp.*                                           33,550
       1,800    Odyssey Healthcare, Inc.*                               66,600
       1,300    United Surgical Partners
                International, Inc.*                                    29,367
                                                                  ------------
                                                                       380,908
                                                                  ------------
                HOME BUILDERS 1.5%
         300    Hovnanian Enterprises, Inc.,
                Class A*                                                17,685
       1,100    The Ryland Group, Inc.                                  76,340
                                                                  ------------
                                                                        94,025
                                                                  ------------
                INSURANCE 1.7%
       1,100    Endurance Specialty
                Holdings Ltd.                                           32,835
       1,700    Platinum Underwriters
                Holdings Ltd.                                           46,138
       1,000    ProAssurance Corp.*                                     26,990
                                                                  ------------
                                                                       105,963
                                                                  ------------

    Number
   of Shares                                                           Value
  ----------                                                        ----------

                INTERNET SECURITY 2.3%
       2,200    CheckFree Corp.*                                     $  61,248
       5,700    EarthLink, Inc.*                                        44,973
         300    j2 Global Communications, Inc.*                         13,794
       1,300    Websense, Inc.*                                         20,358
                                                                  ------------
                                                                       140,373
                                                                  ------------
                MACHINERY - DIVERSIFIED 2.0%
       1,600    Zebra Technologies Corp., Class A*                     120,304
                                                                  ------------
                MANUFACTURING 0.5%
         800    Pentair, Inc.                                           31,248
                                                                  ------------
                MEDIA 5.0%
       4,500    Cumulus Media, Inc.*                                    85,185
       1,300    Entercom Communications Corp.*                          63,713
       3,400    Lin TV Corp., Class A*                                  80,070
       4,000    Radio One, Inc., Class D*                               71,080
                                                                  ------------
                                                                       300,048
                                                                  ------------
                NETWORKING PRODUCTS 0.6%
       6,700    Extreme Networks, Inc.*                                 35,510
                                                                  ------------
                OIL AND GAS 11.7%
       1,400    Evergreen Resources, Inc.*                              76,034
       3,700    FMC Technologies, Inc.*                                 77,885
      12,200    Grant Prideco, Inc.*                                   143,350
       2,700    National-Oilwell, Inc.*                                 59,400
       1,800    Noble Energy, Inc.                                      68,040
       3,200    Patterson-UTI Energy, Inc.*                            103,680
       4,200    Pogo Producing Co.                                     179,550
                                                                  ------------
                                                                       707,939
                                                                  ------------
                PERSONAL SERVICES 1.0%
       1,800    Bright Horizons Family
                Solutions, Inc.*                                        60,408
                                                                  ------------

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SMALL-CAP FUND
SCHEDULE OF INVESTMENTS (CONT'D.)
JUNE 30, 2003 (UNAUDITED)


    Number
   of Shares                                                           Value
  ----------                                                        ----------

                RETAIL 6.7%
       1,100    99 Cents Only Stores*                             $     37,752
       1,600    Advance Auto Parts, Inc.*                               97,440
       2,000    AnnTaylor Stores Corp.*                                 57,900
       1,800    Applebee's International, Inc.                          56,574
       1,600    P.F. Chang's China Bistro, Inc.*                        78,736
       3,700    Pier 1 Imports, Inc.                                    75,480
                                                                  ------------
                                                                       403,882
                                                                  ------------
                SEMICONDUCTORS 3.9%
       4,200    Cree, Inc.*                                             68,376
       3,400    Integrated Circuit Systems, Inc.*                      106,862
         500    OmniVision Technologies, Inc.*                          15,600
       1,700    Silicon Laboratories, Inc.*                             45,288
                                                                  ------------
                                                                       236,126
                                                                  ------------
                TELECOMMUNICATIONS 1.8%
         800    ADTRAN, Inc.*                                           41,032
       4,500    Comverse Technology, Inc.*                              67,635
                                                                  ------------
                                                                       108,667
                                                                  ------------
                TRANSPORTATION 2.5%
       1,300    Knight Transportation, Inc.*                            32,370
         700    Landstar System, Inc.*                                  43,995
       3,000    Swift Transportation Co., Inc.*                         55,860
         800    Werner Enterprises, Inc.                                16,960
                                                                  ------------
                                                                       149,185
                                                                  ------------
                WASTE MANAGEMENT 1.8%
       2,800    Stericycle, Inc.*                                      107,744
                                                                  ------------
                WIRELESS EQUIPMENT 1.3%
       5,000    American Tower Corp., Class A*                          44,250
       1,400    InterDigital Communications Corp.*                      32,718
                                                                  ------------
                                                                        76,968
                                                                  ------------
                Total Common Stocks
                (cost $5,061,922)                                    5,826,880
                                                                  ------------

   Principal
    Amount                                                             Value
  ----------                                                        ----------

                SHORT-TERM INVESTMENT 3.8%
    $231,952    UMB Bank, n.a., Money Market
                Fiduciary, Demand Deposit, 0.3%
                (cost $231,952)                                    $   231,952
                                                                  ------------

                Total Investments 100.0%
                (cost $5,293,874)                                    6,058,832

                Liabilities less Other Assets (0.0)%                   (3,519)
                                                                  ------------

                Net Assets 100.0%                                   $6,055,313
                                                                  ============

       *Non-income producing security
       See notes to financial statements.

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STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

                              FIXED INCOME    VALUE       GROWTH     SMALL-CAP
                                  FUND         FUND        FUND         FUND
                                --------     --------    --------     --------
ASSETS:
  Investments at value
     (cost $53,573,011,
     $37,419,280, $51,779,066
     and $5,293,874,
     respectively)             $55,583,793  $36,730,702 $54,289,254   $6,058,832
  Receivable for
     securities sold               730,598            -           -       36,683
  Interest and dividends
     receivable                    459,619       42,379      29,919          422
  Capital shares receivable        332,513       94,756      71,904        5,780
  Prepaid expenses                  14,190       12,237      13,789        7,867
                              ------------  ----------- -----------  -----------

     Total Assets               57,120,713   36,880,074  54,404,866    6,109,584
                              ------------  ----------- -----------  -----------

LIABILITIES:
  Payable for securities
     purchased                   8,904,834       24,971     660,425       41,749
  Dividend payable                 152,555       49,778           -            -
  Capital shares payable            37,976      118,094      58,482            -
  Accrued investment
     advisory fee                   16,374       28,480      41,557          996
  Other accrued expenses            32,618       29,909      39,896       11,526
                              ------------  ----------- -----------  -----------

     Total Liabilities           9,144,357      251,232     800,360       54,271
                              ------------  ----------- -----------  -----------

NET ASSETS                     $47,976,356  $36,628,842 $53,604,506   $6,055,313
                              ============  =========== ===========  ===========

NET ASSETS CONSIST OF:
  Capital stock                       $455         $425        $438         $129
  Paid-in-capital in
     excess of par              45,192,379   46,106,347  62,907,693    7,977,901
  Undistributed net
     investment income            (33,614)      (1,472)   (152,377)     (47,418)
  Undistributed net
     realized gain (loss)
     on investments                806,354  (8,787,880)(11,661,436)  (2,640,257)
  Net unrealized appreciation
     (depreciation) on
     investments                 2,010,782    (688,578)   2,510,188      764,958
                              ------------  ----------- -----------  -----------

NET ASSETS                     $47,976,356  $36,628,842 $53,604,506   $6,055,313
                              ============  =========== ===========  ===========

CAPITAL STOCK, $.0001 PAR VALUE:
  Authorized                   125,000,000  125,000,000 125,000,000  125,000,000
  Issued and outstanding         4,552,107    4,248,155   4,396,381    1,289,251

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE            $10.54        $8.62      $12.19        $4.70
                                    ======       ======      ======       ======

See notes to financial statements.

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STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

                              FIXED INCOME    VALUE       GROWTH     SMALL-CAP
                                  FUND         FUND        FUND         FUND
                                --------     --------    --------     --------
INVESTMENT INCOME:
  Interest                      $1,071,356       $1,653      $9,342         $831
  Dividends                              -      300,028     206,071        5,068
                              ------------  ----------- -----------  -----------
                                 1,071,356      301,681     215,413        5,899
EXPENSES:
  Investment advisory fees         139,744      168,930     245,193       34,177
  Administration and fund
     accounting fees                42,999       31,173      45,248        5,045
  Shareholder servicing fees        36,749       35,602      52,972       19,148
  Professional fees                 17,800       12,380      17,930        2,042
  Federal and state
     registration fees               8,613        8,737      10,242        6,631
  Custody fees                       6,314        5,527       7,024        5,970
  Reports to shareholders            5,029        3,467       4,951          814
  Directors' fees                    2,662        1,655       2,474          281
  12b-1 fees                             -            -           -        6,836
  Other                             12,531        3,263       5,026        1,966
                              ------------  ----------- -----------  -----------
  Total expenses before waiver     272,441      270,734     391,060       82,910
  Waiver of fees                  (39,534)     (17,340)    (23,270)     (29,593)
                              ------------  ----------- -----------  -----------

    Net Expenses                   232,907      253,394     367,790       53,317
                              ------------  ----------- -----------  -----------

NET INVESTMENT INCOME (LOSS)       838,449       48,287   (152,377)     (47,418)
                              ------------  ----------- -----------  -----------

REALIZED AND UNREALIZED
  GAIN (LOSS):
  Net realized gain (loss)
    on investments               1,302,112  (1,146,826) (2,473,339)     (70,677)
  Change in unrealized
    appreciation/
    depreciation on
    investments                    142,981    3,972,587   6,604,330      754,198
                              ------------  ----------- -----------  -----------

  Net gain on investments        1,445,093    2,825,761   4,130,991      683,521
                              ------------  ----------- -----------  -----------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS       $2,283,542   $2,874,048  $3,978,614     $636,103
                               ===========  =========== ===========  ===========

See notes to financial statements.

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STATEMENTS OF CHANGES IN NET ASSETS


                                        FIXED INCOME                 VALUE                  GROWTH                SMALL-CAP
                                            FUND                      FUND                   FUND                    FUND
                                            ----                      ----                   ----                    ----
                                 Six months      Year     Six months      Year    Six Months      Year     Six Months      Year
                                    ended        ended       ended        ended      ended        ended       ended        ended
                              June 30, 2003     Dec. 31,  June 30, 2003  Dec. 31, June 30, 2003  Dec. 31,  June 30, 2003 Dec. 31,
                                 (Unaudited)     2002     (Unaudited)     2002    (Unaudited)     2002     (Unaudited)     2002
  Dec. 31, 2002
OPERATIONS:
  Net investment income (loss)    $838,449   $2,406,984     $48,287      $42,155  $(152,377)   $(451,899)   $(47,418)   $(100,728)
  Net realized gain
     (loss) on investments       1,302,112       97,122 (1,146,826)  (4,012,780) (2,473,339)  (5,096,569)    (70,677)  (1,345,745)
  Change in unrealized
     appreciation/
     depreciation on
     investments                   142,981      884,969   3,972,587  (5,526,638)   6,604,330  (8,688,495)     754,198    (774,785)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
  Net Increase (Decrease)
     in Net Assets
     Resulting from Operations   2,283,542    3,389,075   2,874,048  (9,497,263)   3,978,614  (14,236,963)    636,103  (2,221,258)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

DISTRIBUTIONS OF:
  Net investment income          (900,057)  (2,403,199)    (49,778)     (42,136)           -            -           -            -
  Net realized gains                     -    (245,625)           -            -           -            -           -            -
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
     Total Distributions         (900,057)  (2,648,824)    (49,778)     (42,136)           -            -           -            -
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

CAPITAL SHARE TRANSACTIONS:
  Shares sold                    2,280,614    5,397,012   2,048,030    4,986,971   4,520,370   10,969,957     523,744    2,235,588
  Shares issued to holders
     in reinvestment of
     distributions                 876,688    2,573,526      48,685       41,260           -            -           -            -
  Shares redeemed              (4,252,087) (10,279,758) (2,075,326)  (6,860,936) (3,667,810)  (8,920,862)   (523,463)    (803,468)
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
     Net Increase (Decrease)   (1,094,785)  (2,309,220)      21,389  (1,832,705)     852,560    2,049,095         281    1,432,120
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------

TOTAL INCREASE (DECREASE) IN
NET ASSETS                         288,700  (1,568,969)   2,845,659 (11,372,104)   4,831,174 (12,187,868)     636,384    (789,138)

NET ASSETS:
  Beginning of period           47,687,656   49,256,625  33,783,183   45,155,287  48,773,332   60,961,200   5,418,929    6,208,067
                               -----------  ----------- -----------  ----------- -----------  ----------- -----------  -----------
  End of period                $47,976,356  $47,687,656 $36,628,842  $33,783,183 $53,604,506  $48,773,332  $6,055,313   $5,418,929
                               ===========  =========== ===========  =========== ===========  =========== ===========  ===========

See notes to financial statements.

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FINANCIAL HIGHLIGHTS



                                               FIXED INCOME FUND                                   VALUE FUND
                                ----------------------------------------------- -----------------------------------------------
                               Six months                                       Six months
                                  ended                                            ended
                                June 30,                                         June 30,
                                  2003           Year Ended December 31,           2003           Year Ended December 31,
                               (Unaudited) 2002    2001    2000    1999   1998  (Unaudited)2002    2001     2000    1999    1998
                                  ----     ----    ----    ----    ----   ----     ----    ----    ----     ----    ----    ----
Net Asset Value,
  Beginning of Period             $10.23  $10.07  $ 9.73    $9.47  $10.18  $10.17   $7.95  $10.22  $10.91  $11.34  $13.21   $14.89

Income (Loss) from Investment
Operations:
  Net investment income             0.19    0.50    0.55     0.58    0.53    0.54    0.01    0.01       -    0.17    0.21     0.23
  Net realized and unrealized
     gains (losses) on investments  0.32    0.21    0.34     0.25  (0.71)    0.17    0.67  (2.27)  (0.69)  (0.31)  (0.09)     0.57
                                  ------  ------  ------   ------  ------  ------  ------  ------  ------  ------  ------   ------
     Total from Investment
        Operations                  0.51    0.71    0.89     0.83  (0.18)    0.71    0.68  (2.26)  (0.69)  (0.14)    0.12     0.80
                                  ------  ------  ------   ------  ------  ------  ------  ------  ------  ------  ------   ------

Less Distributions:
  Dividends from net
     investment income            (0.20)  (0.50)  (0.55)   (0.57)  (0.53)  (0.54)  (0.01)  (0.01)       -  (0.16)  (0.20)   (0.23)
  Distributions from
     net realized gains                -  (0.05)       -        -       -  (0.16)       -       -       -  (0.13)  (1.79)   (2.25)
                                  ------  ------  ------   ------  ------  ------  ------  ------  ------  ------  ------   ------
     Total Distributions          (0.20)  (0.55)  (0.55)   (0.57)  (0.53)  (0.70)  (0.01)  (0.01)       -  (0.29)  (1.99)   (2.48)
                                  ------  ------  ------   ------  ------  ------  ------  ------  ------  ------  ------   ------

Net Asset Value, End of Period    $10.54  $10.23  $10.07    $9.73  $ 9.47  $10.18   $8.62  $ 7.95  $10.22  $10.91  $11.34   $13.21
                                  ======  ======  ======   ======  ======  ======  ======  ======  ======  ======  ======   ======

Total Return(1)                    5.02%   7.29%   9.33%    9.11% (1.86)%   7.17%   8.57%(22.11)% (6.29)% (1.19)%   1.12%    5.50%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)              $47,976 $47,688 $49,256  $45,070 $42,154 $42,865 $36,629 $33,783 $45,155 $54,972 $57,813  $64,877
Ratio to Average Net Assets of:(2)
  Expenses, net of waivers         1.00%   1.00%   1.00%    1.00%   1.00%   1.00%   1.50%   1.50%   1.49%   1.42%   1.38%    1.36%
  Expenses, before waivers         1.17%   1.12%   1.09%    1.07%   1.02%   1.03%   1.60%   1.55%   1.49%   1.42%   1.38%    1.36%
  Net investment income (loss),
     net of waivers                3.60%   4.95%   5.43%    6.05%   5.37%   5.27%   0.28%   0.11%   0.01%   1.53%   1.56%    1.49%
  Net investment income,
     before waivers                3.43%   4.83%   5.34%    5.98%   5.35%   5.24%   0.18%   0.06%   0.01%   1.53%   1.56%    1.49%
Portfolio turnover rate(1)          130%    168%    158%     152%    131%    120%     38%     45%     64%     81%    100%      64%


(1) Not annualized for the six months ended June 30, 2003.
(2) Annualized for the six months ended June 30, 2003.

See notes to financial statements.

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FINANCIAL HIGHLIGHTS (CONT'D.)



                                                  GROWTH FUND                                  SMALL-CAP FUND(1)
                                ----------------------------------------------- -----------------------------------------------
                               Six months                                       Six months
                                  ended                                            ended
                                June 30,                                         June 30,
                                  2003           Year Ended December 31,           2003           Year Ended December 31,
                               (Unaudited) 2002    2001    2000    1999   1998  (Unaudited)2002    2001     2000    1999    1998
                                  ----     ----    ----    ----    ----   ----     ----    ----    ----     ----    ----    ----
Net Asset Value,
  Beginning of Period             $11.26  $14.61  $17.41   $19.48  $17.57  $15.12   $4.21   $6.08   $6.85  $10.40  $11.34   $11.58

Income (Loss) from Investment
Operations:
  Net investment income (loss)    (0.03)  (0.10)  (0.12)   (0.13)  (0.14)  (0.10)  (0.04)  (0.08)  (0.08)    0.30    0.27     0.28
  Net realized and unrealized
     gains (losses) on investments  0.96  (3.25)  (2.68)     0.63    4.20    3.40    0.53  (1.79)  (0.66)    0.03    0.17     0.68
                                  ------  ------  ------   ------  ------  ------  ------  ------  ------  ------  ------   ------
     Total from Investment
        Operations                  0.93  (3.35)  (2.80)     0.50    4.06    3.30    0.49  (1.87)  (0.74)    0.33    0.44     0.96
                                  ------  ------  ------   ------  ------  ------  ------  ------  ------  ------  ------   ------

Less Distributions:
  Dividends from net
     investment income                 -       -       -        -       -       -       -       -       -  (0.30)  (0.26)   (0.28)
  Distributions from net
     realized gains                    -       -       -   (2.57)  (2.15)  (0.85)       -       -  (0.03)  (3.58)  (1.12)   (0.92)
                                  ------  ------  ------   ------  ------  ------  ------  ------  ------  ------  ------   ------
     Total Distributions               -       -       -   (2.57)  (2.15)  (0.85)       -       -  (0.03)  (3.88)  (1.38)   (1.20)
                                  ------  ------  ------   ------  ------  ------  ------  ------  ------  ------  ------   ------

Net Asset Value, End of Period    $12.19  $11.26  $14.61   $17.41  $19.48  $17.57   $4.70   $4.21   $6.08  $ 6.85  $10.40   $11.34
                                  ======  ======  ======   ======  ======  ======  ======  ======  ======  ======  ======   ======

Total Return(2)                    8.26%(22.93)%(16.08)%    2.48%  23.12%  21.95%  11.64%(30.76)%(10.83)%   3.19%   4.06%    8.46%

Supplemental Data and Ratios:
  Net assets, end of period
     (in thousands)              $53,605 $48,773 $60,961  $68,336 $59,867 $47,400  $6,055  $5,419  $6,208  $6,416 $24,936  $27,089
Ratio to Average Net Assets of:(3)
  Expenses, net of waivers         1.50%   1.50%   1.50%    1.41%   1.41%   1.42%   1.95%   1.95%   1.95%   1.52%   1.50%    1.44%
  Expenses, before waivers         1.59%   1.54%   1.50%    1.41%   1.41%   1.42%   3.03%   2.91%   2.81%   1.68%   1.53%    1.49%
  Net investment income (loss),
     net of waivers              (0.62)% (0.82)% (0.81)%  (0.77)% (0.83)% (0.71)% (1.74)% (1.76)% (1.46)%   2.51%   2.39%    2.38%
  Net investment income (loss),
     before waivers              (0.71)% (0.86)% (0.81)%  (0.77)% (0.83)% (0.71)% (2.82)% (2.72)% (2.32)%   2.35%   2.36%    2.33%
Portfolio turnover rate(2)           53%     94%     99%      95%     99%     96%     74%    113%    102%    130%    118%     102%


(1) Prior to November 1, 2000 the Small-Cap Fund was known as the "Balanced Fund" and it was designed to provide one vehicle for participating in the investment strategies of the Value Fund, Growth Fund and Fixed Income Fund.
(2)  Not annualized for the six months ended June 30, 2003.
(3)  Annualized for the six months ended June 30, 2003.

See notes to financial statements.


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NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1. ORGANIZATION
The Aquinas Funds, Inc. was incorporated on October 20, 1993 as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Fixed Income, Value, Growth and Small-Cap Funds (the "Funds") are separate, diversified portfolios of The Aquinas Funds, Inc. Prior to November 1, 2000, the Value Fund was known as the Equity Income Fund; the Growth Fund was known as the Equity Growth Fund and the Small-Cap Fund was known as the Balanced Fund. The Funds are managed by Aquinas Investment Advisers, Inc. (the "Adviser") and commenced operations on January 3, 1994.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation - Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Nasdaq National Market and SmallCap securities are valued at the Nasdaq Official Closing Price. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Adviser and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

b) Delayed Delivery Transactions - The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes - No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years.

d) Distributions to Shareholders - The Value Fund and the Growth Fund pay dividends of net investment income, if any, quarterly, the Small-Cap Fund pays dividends of net investment income, if any, annually and the Fixed Income Fund pays dividends of net investment income, if any, monthly.

Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes.

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e) Expenses - Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

f) Other - Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield to maturity method. Dividend income is recognized on the ex-dividend date.

3. INVESTMENT ADVISORY AGREEMENT
Each Fund has entered into an agreement with the Adviser, with whom certain officers of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement for the six months ended June 30, 2003, the Funds paid the Adviser a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.60% for the Fixed Income Fund; 1.00% for the Value and Growth Funds; and 1.25% for the Small-Cap Fund.

The Adviser voluntarily agreed to limit the total expenses of each Fund (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities and extraordinary items) to an annual rate of 1.00% of the average daily net assets of the Fixed Income Fund, 1.50% of the average daily net assets of the Value and Growth Funds and 1.95% of the average daily net assets of the Small-Cap Fund, respectively. For the six months ended June 30, 2003, expenses of $39,534, $17,340, $23,270 and $29,593 were waived by the Adviser in the Fixed Income, Value, Growth and Small-Cap Funds, respectively.

4. SERVICE AND DISTRIBUTION PLAN
The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Directors, of up to 0.25% of each Fund's average daily net assets. As of June 30, 2003, the Fixed Income, Value and Growth Funds have paid no 12b-1 fees.

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5. CAPITAL SHARE TRANSACTIONS
   Transactions in shares of the Funds for the six months ended June 30, 2003, were as follows:

                          Fixed Income     Value         Growth      Small-Cap
                              Fund          Fund          Fund         Fund
                              ----          ----          ----         ----

 Shares sold                  219,080       254,339       392,755      121,694
 Shares issued to
  holders in reinvestment
  of distributions             84,483         5,648             -            -
 Shares redeemed            (412,979)     (260,729)     (326,238)    (120,043)
                          -----------   -----------   -----------  -----------
  Net Increase (Decrease)   (109,416)         (742)        66,517        1,651
                          ===========   ===========   ===========  ===========

Transactions in shares of the Funds for the year ended December 31, 2002, were as follows:

                          Fixed Income     Value         Growth      Small-Cap
                              Fund          Fund          Fund         Fund
                              ----          ----          ----         ----

 Shares sold                  539,444       554,449       859,520      415,642
  Shares issued
  to holders in
  reinvestment
  of distributions            256,989         5,236             -            -
 Shares redeemed          (1,026,267)     (727,004)     (703,407)    (148,560)
                          -----------   -----------   -----------  -----------
  Net Increase (Decrease)   (229,834)     (167,319)       156,113      267,082
                          ===========   ===========   ===========  ===========

6. INVESTMENT TRANSACTIONS
   The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended June 30, 2003, were as follows:

                          Fixed Income     Value         Growth      Small-Cap
                              Fund          Fund          Fund         Fund
                              ----          ----          ----         ----

 Purchases
  U.S. Government         $16,982,325             -             -            -
  Other                    42,986,438   $12,652,263   $25,214,223   $3,833,474
 Sales
  U.S. Government          18,411,661             -             -            -
  Other                    40,517,895    12,483,181    24,915,412    3,752,220

At June 30, 2003, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $53,593,514, $37,529,512, $51,866,503 and $5,300,768 were as follows:

                          Fixed Income     Value         Growth      Small-Cap
                              Fund          Fund          Fund         Fund
                              ----          ----          ----         ----

 Appreciation              $2,079,731    $2,807,863   $ 5,281,616     $842,511
 Depreciation                (89,452)   (3,606,673)   (2,858,865)     (84,447)
                          -----------   -----------   -----------  -----------
 Net Appreciation
  (Depreciation)
  on Investments           $1,990,279    $(798,810)   $ 2,422,751     $758,064
                          ===========   ===========   ===========  ===========

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THE AQUINAS FUNDS, INC.
P.O. Box 219533
Kansas City, MO 64121-9533
Telephone: 1-800-423-6369

This report is submitted for the general information of shareholders of The Aquinas Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the Funds. The prospectus includes more complete information about management fees and expenses. Please read the prospectus carefully.

ITEM 2.  CODE OF ETHICS

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports for the period ended June 30, 2003.

ITEMS 5-6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

(a)The Principal Executive and Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)Code of Ethics. Not applicable to semi-annual reports for the period ended June 30, 2003.

(b)Certifications required pursuant to Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Aquinas Funds, Inc.
-----------------------

/s/ Frank Rauscher
------------------
Frank Rauscher
Principal Executive Officer
August 29, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Frank Rauscher
------------------
Frank Rauscher
Principal Executive Officer
August 29, 2003

/s/ Frank Rauscher
------------------
Frank Rauscher
Principal Financial Officer
August 29, 2003